Property and equipment (Tables)	12 Months Ended
Dec. 31, 2012
Property and equipment [Abstract]
Property and equipment
Property and equipment consisted of the following (in thousands):

	December 31,
	2011	2012
Office and warehouse equipment	$323	$323
Computer equipment	985	978
Furniture and fixtures	524	524
Laboratory equipment	4,913	4,961
Leasehold improvements	6,898	6,898
	13,643	13,684
Less accumulated depreciation	(12,622)	(13,072)
	$1,021	$612